Consolidated Statements of Changes in Equity - EUR (€) € in Millions		Total		Share capital [member]	Additional paid-in capital and retained earnings [member]	Treasury shares [member]	Stock options and other share-based payments [member]	Other comprehensive income [member]	Attributable to equity holders of Sanofi [member]	Attributable to non-controlling Interests [member]
First-time application of IFRS 15	[1]	€ (2)			€ (2)				€ (2)
Beginning balance (Previously stated [member]) at Dec. 31, 2015		58,210		€ 2,611	52,010	€ (298)	€ 2,814	€ 912	58,049	€ 161
Beginning balance at Dec. 31, 2015		58,208		2,611	52,008	(298)	2,814	912	58,047	161
Other comprehensive income for the period		928	[1]		(127)			1,052	925	3
Net income for the period | Previously stated [member]		4,800
Net income for the period	[1]	4,800			4,709				4,709	91
Comprehensive income for the period	[1]	5,728			4,582			1,052	5,634	94
Dividend paid out of 2015 (€2.93 per share), 2016 (€2.96 per share), 2017 (€3.03 per share) earnings		(3,759)			(3,759)				(3,759)
Payment of dividends to non-controlling interests		(110)								(110)
Share repurchase program	[2]	(2,905)				(2,905)			(2,905)
Reduction in share capital	[2]			(45)	(1,655)	1,700
Share-based payment plans:
Exercise of stock options	[2]	219		7	212				219
Issuance of restricted shares	[2]			7	(7)
Employee share ownership plan	[2]	100		4	96				100
Value of services obtained from employees		227					227		227
Tax effects of the exercise of stock options		(9)					(9)		(9)
Change in non-controlling interests without loss of control		25			(2)				(2)	27
Change in non-controlling interests arising from divestment		(2)								(2)
Ending balance (Previously stated [member]) at Dec. 31, 2016		57,724
Ending balance at Dec. 31, 2016	[1]	57,722		2,584	51,475	(1,503)	3,032	1,964	57,552	170
Other comprehensive income for the period		(2,680)	[1]		(117)			(2,548)	(2,665)	(15)
Net income for the period | Previously stated [member]		8,555
Net income for the period	[1]	8,537			8,416				8,416	121
Comprehensive income for the period	[1]	5,857			8,299			(2,548)	5,751	106
Dividend paid out of 2015 (€2.93 per share), 2016 (€2.96 per share), 2017 (€3.03 per share) earnings		(3,710)			(3,710)				(3,710)
Payment of dividends to non-controlling interests		(99)								(99)
Share repurchase program	[2]	(2,159)				(2,159)			(2,159)
Reduction in share capital	[2]			(94)	(3,554)	3,648
Share-based payment plans:
Exercise of stock options	[2]	223		8	215				223
Issuance of restricted shares	[2]			7	(7)
Employee share ownership plan	[2]	106		3	103				106
Value of services obtained from employees		263					263		263
Tax effects of the exercise of stock options		3					3		3
Other changes arising from issuance of restricted shares	[3]	16			16				16
Change in non-controlling interests without loss of control		24			25				25	(1)
Change in non-controlling interests arising from divestment		(7)								(7)
Ending balance (Previously stated [member]) at Dec. 31, 2017		58,258
Ending balance at Dec. 31, 2017	[1]	58,239		2,508	52,862	(14)	3,298	(584)	58,070	169
First-time application of IFRS 9	[4]	(13)			839			(852)	(13)
Other comprehensive income for the period		959			(305)			1,268	963	(4)
Net income for the period		4,410			4,306				4,306	104
Comprehensive income for the period		5,369			4,001			1,268	5,269	100
Dividend paid out of 2015 (€2.93 per share), 2016 (€2.96 per share), 2017 (€3.03 per share) earnings		(3,773)			(3,773)				(3,773)
Payment of dividends to non-controlling interests		(97)								(97)
Share repurchase program	[2]	(1,100)				(1,100)			(1,100)
Reduction in share capital	[2]			(24)	(856)	880
Share-based payment plans:
Exercise of stock options	[2]	59		2	57				59
Issuance of restricted shares and vesting of existing restricted shares	[2],[5]			4	(84)	80
Employee share ownership plan	[2]	120		5	115				120
Proceeds from sale of treasury shares on exercise of stock options		1				1			1
Value of services obtained from employees		284					284		284
Tax effects of the exercise of stock options		14					14		14
Other changes arising from issuance of restricted shares	[3]	13			13				13
Change in non-controlling interests without loss of control		(65)			(68)				(68)	3
Change in non-controlling interests arising from divestment		(16)								(16)
Ending balance at Dec. 31, 2018		€ 59,035		€ 2,495	€ 53,106	€ (153)	€ 3,596	€ (168)	€ 58,876	€ 159

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).
[2]	See Notes D.15.1. , D.15.3. , D.15.4. and D.15.5.
[3]	(d) Issuance of restricted shares to former employees of the Animal Health business subsequent to the date of divestment.
[4]	See Note A.2.1.2.
[5]	This line includes the use of existing shares to fulfill vested rights under restricted share plans.